Share capital	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share capital

4. Share capital

Details of share capital as of June 30, 2026 and December 31, 2025 are as follows:

	June 30,	December 31,
	2026	2025
Number of authorized shares	50,000	50,000
Value per share	$1	$1
Number of shares issued	50,000	50,000
Common shares	$50,000	$50,000

During September 2024, the Company entered into an agreement to issue 50,000 shares of common shares for gross proceeds of $50,000. Each ordinary share maintains one voting right. The entire amount of this equity is held by the CEO of the Company and remains recorded as receivable under the caption Other receivables – related parties in the Company’s Statement of Financial Position as of June 30, 2026 and December 31, 2025.

4. Share capital

Details of share capital as of December 31, 2025 and 2024 are as follows:

	December 31,	December 31,
	2025	2024
Number of authorized shares	50,000	50,000
Value per share	$1	$1
Number of shares issued	50,000	50,000
Common shares	$50,000	$50,000

During September 2024, the Company entered into an agreement to issue 50,000 shares of common shares for gross proceeds of $50,000. Each ordinary share maintains one voting right. The entire amount of this equity is held by the CEO of the Company and remains recorded as receivable under the caption Other receivables – related parties in the Company’s Statement of Financial Position as of December 31, 2025 and 2024.